Summary of significant accounting policies and basis of presentation - Antidilutive securities (Details) - shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Warrants
Net loss per share
Anti-dilutive shares of common stock (in shares)	7,764,569
Stock options
Net loss per share
Anti-dilutive shares of common stock (in shares)	6,176,647	3,264,927
RSUs
Net loss per share
Anti-dilutive shares of common stock (in shares)	274,250	170,000